UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
- Dreyfus California AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	11/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus California AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT November 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
35	Notes to Financial Statements
44	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
California AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund, covering the six-month period from June 1, 2009, through November 30, 2009.

Evidence has continued to accumulate that the global recession is over and sustained economic recoveries have begun in the United States and worldwide. Central bank liquidity actions, accommodative monetary policies and economic stimulus programs in many different countries succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion.As 2009 draws to a close, economic policy remains stimulative in nearly every country in the world, and we expect these simultaneous stimuli to support a sustained but moderate global expansion in 2010.

The American Recovery and Reinvestment Act of 2009 has had a noticeable impact on the municipal bond market, helping to provide credit stability and aiding supply-and-demand dynamics. In addition, risk premiums have subsided and yield differences have steepened along the bond market’s maturity range.While lower-quality securities had led the broader financial markets’ advance as investors sought bargains in the wake of economic and market turbulence, higher-quality municipal bonds have exhibited improved fundamentals along with solid performance gains year-to-date. Is now a good time to consider allocating within municipal bonds? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2009, through November 30, 2009, as provided by James Welch and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2009, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, B, C, I and Z shares achieved total returns of 4.30%, 4.00%, 3.82%, 4.44% and 4.41%, respectively.1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.75% for the same period.2

Municipal bonds rallied over the reporting period as the U.S. economy and credit markets stabilized. The fund’s returns were lower than its benchmark, due in part to the fund’s focus on AMT-free, California state-specific securities which generally lagged the national composition of the fund’s Index during the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded with U.S. Economy

In the wake of severe market declines stemming from a global financial crisis and recession, the municipal bond market rebounded over the reporting period.The rally was fueled by changing investor sentiment as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—seemed to gain traction. Additional evidence of economic stabilization later appeared, supporting the rally through the reporting period’s end. Although most municipal bonds participated in the rebound, gains were particularly strong among lower-quality issues.

Fundamental Factors Continued to Pose Challenges During the Reporting Period

Despite evidence of an economic recovery, most states and municipalities have continued to face fiscal challenges stemming from lower-than-projected tax receipts and intensifying demands for services. These pressures were particularly intense in California, where a high unemployment rate and struggling housing market have boosted borrowing needs. Consequently, we maintained a focus on high-quality securities that we believed were likely to hold up relatively well. We generally emphasized bonds backed by pledged tax appropriations or dedicated revenue streams from universities, hospitals and public facilities providing essential services, and we shied away from issuers we regarded as heavily dependent on state aid.

Supply-and-Demand Factors Appear Favorable

With short-term interest rates expected to remain low for some time, we believe that credit conditions may be the dominant influence on market sentiment over the foreseeable future. Therefore, we have maintained the fund’s generally conservative investment posture, and we have maintained the fund’s average duration in a range that was roughly in line with industry averages.

With that said, we are cautiously optimistic regarding the prospects for municipal bonds. Despite the lingering impacts of the recession, technical factors remain favorable. The supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds has intensified from investors concerned about higher income taxes. We expect this favorable supply-and-demand dynamic to persist for the foreseeable future.

December 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Class I and Class Z are not subject to any initial or deferred sales charges. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2009
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.71	$7.67	$8.69	$3.28	$3.64
Ending value (after expenses)	$1,043.00	$1,040.00	$1,038.20	$1,044.40	$1,044.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2009
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.66	$7.59	$8.59	$3.24	$3.60
Ending value (after expenses)	$1,020.46	$1,017.55	$1,016.55	$1,021.86	$1,021.51

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.50% for Class B, 1.70% for Class C, .64% for Class I and .71% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)	Value ($)
California—90.3%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,526,075
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation Clinic)	5.50	4/1/21	3,500,000	3,524,465
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.38	3/1/21	4,000,000	4,041,240
Alameda Corridor Transportation
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/16	2,000,000	2,022,700
Alameda County,
COP (Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/13	4,500,000	4,736,475
Alameda County,
COP (Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/14	5,500,000	5,767,850
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	19,443,128
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000	15,110,850
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	10,000,000	10,384,400
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,546,607
California,
Economic Recovery Bonds	5.00	7/1/20	20,000,000	20,969,400
California,
GO (Prerefunded)	5.25	2/1/12	90,000 [a]	98,995
California,
GO (Various Purpose)	5.50	4/1/28	20,000	20,267
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,590,765

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000		32,278,200
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000		8,534,009
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000		8,089,275
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.88	5/1/12	10,000,000	[a]	11,332,900
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/26	7,500,000		8,041,650
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000		12,360,264
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000	[a]	247,129
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	5,000	[a]	5,492
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	135,000		166,298
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	210,000		163,149
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	54,500,000		52,655,720
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	9,500,000		9,996,470
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000		881,388

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,013,700
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,932,046
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,032,900
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)
(Prerefunded)	6.25	12/1/09	9,460,000 [a]	9,556,208
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	6,246,240
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,561,597
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
National Public Finance
Guarantee Corp.)	5.35	8/15/28	2,290,000	2,299,435
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	16,055,075
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	21,984,534
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,000,000
California Infrastructure and
Economic Development
Bank, Revenue
(The J. Paul Getty Trust)	4.00	12/1/11	2,515,000	2,671,534

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,307,403
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	59,330,000		67,218,517
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
National Public Finance
Guarantee Corp.)	6.50	9/1/17	13,000,000		14,379,950
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000		1,697,590
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000		5,440,400
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	3,500,000	[a]	3,980,235
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	2,500,000	[a]	2,843,025
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000	[a]	5,970,352
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,546,069
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,040,150

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California State University
Trustees, Systemwide Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/26	10,485,000	10,650,873
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	2,780,000 [a]	2,900,624
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	1,220,000 [a]	1,272,936
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	17,664,000
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000	6,655,801
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,260,200
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/24	8,205,000	7,664,865
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/35	10,770,000	9,124,882
California Statewide Communities
Development Authority,
Revenue (Inland Regional
Center Project)	5.25	12/1/27	9,000,000	7,401,960
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,481,910

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,315,439
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,110,600
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,514,338
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,839,386
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	16,980,368
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000	14,525,681
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000	4,367,475
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000	3,595,481
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/24	2,075,000	2,143,682
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000	1,085,940

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	6.00	2/1/10	1,000,000	[a]	1,019,760
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	5.75	2/1/11	18,500,000	[a]	19,851,795
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[b]	1,569,600
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/32	10,000,000	[b]	2,147,600
Chino Valley Unified School
District, GO (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/30	10,000,000		10,126,300
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	15,565,000	[b]	13,219,666
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000		13,323,349
Contra Costa County Public Finance
Authority, Tax Allocation Revenue
(Pleasant Hill BART, North Richmond,
Bay Point, Oakley and Rodeo
Redevelopment Projects Areas)	5.45	8/1/28	245,000		245,056
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	12,440,000		12,214,712
Fontana Community Facilities
District Number 2, Senior Special
Tax Revenue (Village of Heritage)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/17	10,000,000		10,069,400

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	13,518,066
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000	11,141,257
Foothill/Eastern Transportation
Corridor Agency,
Toll Road Revenue	5.75	1/15/40	1,745,000	1,609,867
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	1/15/12	4,550,000	4,576,026
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000	1,959,380
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,394,075
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; Assured
Guaranty Municipal Corp.)	0/4.55	6/1/22	1,725,000 [c]	1,561,453
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	13,500,000	11,653,335
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000	7,469,500
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	10,725,000	7,752,888

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.75	6/1/13	14,770,000	[a]	17,429,634
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	[b]	2,531,112
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	[b]	2,517,692
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	[b]	2,444,012
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	[b]	1,254,772
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000	[a]	10,384,920
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds
(Lincoln Crossing
Project) (Prerefunded)	5.65	9/1/13	1,125,000	[a]	1,327,556
Los Angeles,
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/32	6,050,000		6,121,632
Los Angeles,
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/35	8,000,000		7,747,120
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC) (Prerefunded)	5.00	7/1/10	1,450,000	[a]	1,504,839
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000	[d]	16,622,579

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	4,250,000		4,341,375
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		28,622,199
Los Angeles Unified School
District, GO (Insured; FGIC)	5.00	7/1/21	5,080,000		5,318,303
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,515,550
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/17	8,385,000		9,885,915
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	[b]	2,448,766
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,370,000		1,475,106
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[b]	2,616,174
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,845,775
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	[a]	860,387
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	[a]	511,852
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,393,528

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Oakland Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	17,275,000	17,329,071
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	2,971,053
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	5,287,800
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	2,000,000	2,109,480
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,035,880
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000	2,884,110
Rancho California Water District
Financing Authority, Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/28	8,965,000	9,309,346
Rancho Cucamonga Redevelopment
Agency, Tax Allocation
Revenue (Rancho
Development Project)
(Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/25	7,485,000	7,514,715
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000 [a]	12,408,780
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,311,605
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000	5,269,423

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000	6,119,769
Sacramento County Laguna Creek
Ranch/Elliott Ranch Community
Facilities District Number 1,
Improvement Area Number 1,
Special Tax Bonds (Laguna
Creek Ranch)	5.40	12/1/09	1,220,000	1,220,073
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/25	10,845,000	11,000,734
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	6,930,000	7,626,812
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000	6,664,750
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,026,699
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	7,933,344
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	8,045,000	8,231,483
San Diego Public Facilities
Financing Authority,
Water Revenue	5.13	8/1/29	6,470,000	6,856,712
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000	1,648,565
San Francisco City and County
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,023,596

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series
Revenue (Issue 32F)
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/21	1,000,000		1,043,090
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series
Revenue (Issue 34D)	5.25	5/1/26	4,000,000		4,165,480
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	11,000,000		11,625,240
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		13,911,625
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6
(Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[b]	266,551
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[b]	241,080
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/15/32	48,295,000	[b]	8,478,670
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue (Prerefunded)	5.10	8/1/11	1,835,000	[a]	1,974,533

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000	1,941,640
Santa Rosa,
Wastewater Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	9/1/24	5,110,000	5,507,967
Sequoia Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,695,000	2,835,248
Simi Valley School Financing
Authority, GO Revenue
(Simi Valley Unified
School District, GO Bond)
(Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/27	6,500,000	6,925,360
Tobacco Securitization Authority
of Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corporation)	5.38	6/1/38	20,000,000	15,685,200
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,030,000	1,796,855
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	419,820
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.63	1/1/29	8,000,000	8,535,680
University of California,
Revenue (Limited Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/22	14,655,000	15,621,937
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000	10,955,500
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000	8,956,240
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000	11,146,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/17	6,000,000		6,825,720
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue
(Fashion Plaza)	6.00	9/1/22	11,325,000		12,334,284
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	[b]	551,730
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	10,090,000	[a]	11,450,637
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000		3,011,370
U.S. Related—8.6%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		2,892,465
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		1,988,980
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		5,875,833
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		10,049,700
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.25	7/1/16	3,000,000		3,474,750
Puerto Rico Highways and
Transportation Authority, Highway
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	4,750,000		5,080,790
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds (Prerefunded)	5.50	10/1/10	5,000,000	[a]	5,270,100

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	10,152,468
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Prerefunded)	5.50	10/1/10	34,000,000 [a]	35,836,680
Puerto Rico Public Buildings
Authority, Government
Facility Revenue	5.50	7/1/16	1,500,000	1,587,240
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	4,757,220
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	7,704,075
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	9,518,700
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,888,609
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.63	10/1/10	345,000	354,377
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Notes)	5.00	10/1/25	5,000,000	4,972,600
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,007,360
Total Long-Term Municipal Investments
(cost $1,296,553,468)				1,323,415,749

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.3%	Rate (%)	Date	Amount ($)	Value ($)
California;
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121,
130, 140, 161, 182, 184, 186,
188, 212, 213, 221, 230, 240,
250, 261, 282, 284, 286 and
288) (LOC; Bank of America)
(cost $3,400,000)	0.20	12/1/09	3,400,000 [e]	3,400,000

Total Investments (cost $1,299,953,468)			99.2%	1,326,815,749

Cash and Receivables (Net)			.8%	10,030,003

Net Assets			100.0%	1,336,845,752

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Purchased on a delayed delivery basis.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	28.5
AA		Aa		AA	26.0
A		A		A	29.6
BBB		Baa		BBB	11.7
BB		Ba		BB	.6
F1		MIG1/P1		SP1/A1	.2
Not Rated[f]		Not Rated[f]		Not Rated[f]	3.4
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			1,299,953,468		1,326,815,749
Cash					662,696
Interest receivable					20,998,137
Receivable for investment securities sold					5,314,361
Receivable for shares of Common Stock subscribed					727,534
Prepaid expenses					37,673
					1,354,556,150
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					764,954
Payable for investment securities purchased					16,389,435
Payable for shares of Common Stock redeemed					452,242
Accrued expenses					103,767
					17,710,398
Net Assets ($)					1,336,845,752
Composition of Net Assets ($):
Paid-in capital					1,333,223,853
Accumulated undistributed investment income—net					138,636
Accumulated net realized gain (loss) on investments					(23,379,018)
Accumulated net unrealized appreciation
(depreciation) on investments					26,862,281
Net Assets ($)					1,336,845,752

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	118,581,006	1,191,360	8,311,643	6,190,512	1,202,571,231
Shares Outstanding	8,315,910	83,555	583,089	434,397	84,346,748
Net Asset Value
Per Share ($)	14.26	14.26	14.25	14.25	14.26

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	33,016,086
Expenses:
Management fee—Note 3(a)	3,988,149
Shareholder servicing costs—Note 3(c)	641,667
Directors’ fees and expenses—Note 3(d)	50,102
Custodian fees—Note 3(c)	50,063
Registration fees	41,050
Professional fees	40,942
Distribution fees—Note 3(b)	31,838
Prospectus and shareholders’ reports	10,633
Loan commitment fees—Note 2	1,963
Interest expense—Note 2	35
Miscellaneous	25,659
Total Expenses	4,882,101
Less—reduction in fees due to earnings credits—Note 1(b)	(16,948)
Net Expenses	4,865,153
Investment Income—Net	28,150,933
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(14,916,060)
Net unrealized appreciation (depreciation) on investments	43,892,258
Net Realized and Unrealized Gain (Loss) on Investments	28,976,198
Net Increase in Net Assets Resulting from Operations	57,127,131

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Operations ($):
Investment income—net	28,150,933	58,391,935
Net realized gain (loss) on investments	(14,916,060)	2,782,328
Net unrealized appreciation
(depreciation) on investments	43,892,258	(51,838,668)
Net Increase (Decrease) in Net Assets
Resulting from Operations	57,127,131	9,335,595
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,365,623)	(4,678,138)
Class B Shares	(21,533)	(67,556)
Class C Shares	(123,372)	(210,117)
Class I Shares	(57,120)	(7,953)
Class Z Shares	(25,444,649)	(53,251,339)
Total Dividends	(28,012,297)	(58,215,103)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	14,411,073	35,053,151
Class B Shares	25,697	106,129
Class C Shares	1,401,119	4,381,967
Class I Shares	6,935,939	1,977,841
Class Z Shares	28,693,027	70,232,465
Dividends reinvested:
Class A Shares	1,726,971	3,208,842
Class B Shares	16,073	51,421
Class C Shares	80,587	127,855
Class I Shares	8,458	551
Class Z Shares	17,950,517	37,386,398
Cost of shares redeemed:
Class A Shares	(17,921,999)	(27,913,770)
Class B Shares	(333,283)	(1,696,527)
Class C Shares	(602,573)	(2,812,813)
Class I Shares	(2,710,840)	(49,854)
Class Z Shares	(70,123,036)	(177,066,005)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(20,442,270)	(57,012,349)
Total Increase (Decrease) in Net Assets	8,672,564	(105,891,857)
Net Assets ($):
Beginning of Period	1,328,173,188	1,434,065,045
End of Period	1,336,845,752	1,328,173,188
Undistributed investment income—net	138,636	—

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	1,025,176	2,532,749
Shares issued for dividends reinvested	122,278	234,829
Shares redeemed	(1,268,694)	(2,073,400)
Net Increase (Decrease) in Shares Outstanding	(121,240)	694,178
Class Bb
Shares sold	1,837	7,708
Shares issued for dividends reinvested	1,140	3,749
Shares redeemed	(24,125)	(121,790)
Net Increase (Decrease) in Shares Outstanding	(21,148)	(110,333)
Class C
Shares sold	98,931	320,366
Shares issued for dividends reinvested	5,702	9,348
Shares redeemed	(42,948)	(208,703)
Net Increase (Decrease) in Shares Outstanding	61,685	121,011
Class I
Shares sold	489,313	143,899
Shares issued for dividends reinvested	595	40
Shares redeemed	(195,808)	(3,642)
Net Increase (Decrease) in Shares Outstanding	294,100	140,297
Class Z
Shares sold	2,036,185	5,082,834
Shares issued for dividends reinvested	1,271,079	2,734,794
Shares redeemed	(4,991,162)	(13,027,962)
Net Increase (Decrease) in Shares Outstanding	(1,683,898)	(5,210,334)

a	The fund commenced offering Class I shares on December 15, 2008.
b	During the period ended November 30, 2008, 10,695 Class B shares representing $146,690 were automatically converted to 10,695 Class A shares and during the period ended May 31, 2009, 7,057 Class B shares representing
$100,227 were automatically converted to 7,057 Class A shares.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2009			Year Ended May 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value,
beginning of period	13.95	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.28	.57	.57	.57	.58	.34
Net realized and unrealized
gain (loss) on investments	.31	(.45)	(.32)	.11	(.37)	.12
Total from Investment Operations	.59	.12	.25	.68	.21	.46
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.57)	(.57)	(.58)	(.34)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.01)	(.09)
Total Distributions	(.28)	(.57)	(.57)	(.58)	(.59)	(.43)
Net asset value, end of period	14.26	13.95	14.40	14.72	14.62	15.00
Total Return (%)[c]	4.30[d]	1.00	1.78	4.75	1.44	3.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[e]	.96	1.02	1.06	1.04	1.03[e]
Ratio of net expenses
to average net assets	.92[e]	.95	1.02[f]	1.05	1.01	1.02[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.02	.10	.13	.10	.06[e]
Ratio of net investment income
to average net assets	4.04[e]	4.18	3.96	3.87	3.90	3.77[e]
Portfolio Turnover Rate	13.93[d]	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period
($ x 1,000)	118,581	117,685	111,504	95,698	81,579	87,976

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
November 30, 2009			Year Ended May 31,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value,
beginning of period	13.95	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.24	.48	.49	.49	.50	.30
Net realized and unrealized
gain (loss) on investments	.31	(.43)	(.32)	.12	(.37)	.12
Total from Investment Operations	.55	.05	.17	.61	.13	.42
Distributions:
Dividends from
investment income—net	(.24)	(.50)	(.49)	(.50)	(.50)	(.30)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.01)	(.09)
Total Distributions	(.24)	(.50)	(.49)	(.51)	(.51)	(.39)
Net asset value, end of period	14.26	13.95	14.40	14.72	14.62	15.00
Total Return (%)[c]	4.00[d]	.46	1.22	4.20	.93	2.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[e]	1.52	1.58	1.58	1.56	1.54[e]
Ratio of net expenses
to average net assets	1.50[e]	1.52[f]	1.57	1.58[f]	1.51	1.51[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.02	.10	.13	.10	.06[e]
Ratio of net investment income
to average net assets	3.47[e]	3.62	3.40	3.35	3.39	3.29[e]
Portfolio Turnover Rate	13.93[d]	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period
($ x 1,000)	1,191	1,460	3,097	5,411	6,626	9,534

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2009			Year Ended May 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value,
beginning of period	13.95	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.23	.46	.46	.46	.46	.27
Net realized and unrealized
gain (loss) on investments	.30	(.45)	(.32)	.11	(.37)	.12
Total from Investment Operations	.53	.01	.14	.57	.09	.39
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.46)	(.46)	(.27)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.01)	(.09)
Total Distributions	(.23)	(.46)	(.46)	(.47)	(.47)	(.36)
Net asset value, end of period	14.25	13.95	14.40	14.72	14.62	15.00
Total Return (%)[c]	3.82[d]	.22	1.00	3.95	.67	2.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[e]	1.73	1.79	1.82	1.80	1.77[e]
Ratio of net expenses
to average net assets	1.70[e]	1.73[f]	1.79[f]	1.81	1.87	1.76[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.02	.10	.13	.10	.06[e]
Ratio of net investment income
to average net assets	3.24[e]	3.39	3.18	3.10	3.13	3.01[e]
Portfolio Turnover Rate	13.93[d]	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period
($ x 1,000)	8,312	7,272	5,767	4,451	3,054	2,867

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

	Six Months Ended
	November 30, 2009	Year Ended
Class I Shares	(Unaudited)	May 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.94	12.60
Investment Operations:
Investment income—net[b]	.29	.24
Net realized and unrealized
gain (loss) on investments	.32	1.38
Total from Investment Operations	.61	1.62
Distributions:
Dividends from investment income—net	(.30)	(.28)
Net asset value, end of period	14.25	13.94
Total Return (%)[c]	4.44	12.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.64	.70
Ratio of net expenses to average net assets[d,e]	.64	.70
Ratio of interest and expense related to floating
rate notes issued to average net assets	—	—[f]
Ratio of net investment income to average net assets[d]	4.29	4.33
Portfolio Turnover Rate	13.93[d]	16.57
Net Assets, end of period ($ x 1,000)	6,191	1,956

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
f	There were no floating rate notes outstanding during the class’ period of operations.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2009			Year Ended May 31,
Class Z Shares	(Unaudited) 2009		2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	13.95	14.40	14.71	14.61	15.00	14.39
Investment Operations:
Investment income—net[a]	.30	.60	.61	.61	.61	.58
Net realized and unrealized
gain (loss) on investments	.31	(.45)	(.31)	.11	(.38)	.71
Total from
Investment Operations	.61	.15	.30	.72	.23	1.29
Distributions:
Dividends from
investment income—net	(.30)	(.60)	(.61)	(.61)	(.61)	(.59)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.01)	(.09)
Total Distributions	(.30)	(.60)	(.61)	(.62)	(.62)	(.68)
Net asset value,
end of period	14.26	13.95	14.40	14.71	14.61	15.00
Total Return (%)	4.41[b]	1.22	2.08	4.97	1.57	9.10
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.74	.81	.84	.81	.78
Ratio of net expenses
to average net assets	.71[c,d]	.74[d]	.80	.83	.81	.78
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.02	.10	.13	.10	.06
Ratio of net investment income
to average net assets	4.26[c]	4.39	4.19	4.09	4.10	3.96
Portfolio Turnover Rate	13.93[b]	16.57	43.66	43.68	35.92	38.73
Net Assets, end of period
($ x 1,000)	1,202,571 1,199,800 1,313,697		1,125,008 1,155,038			1,237,623

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with a high level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized). Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares generally are offered only to shareholders of the fund who received Class Z shares of the fund in exchange for their shares of certain other Dreyfus Funds as a result of the reorganization of such funds and to existing shareholders of the fund who have continuously maintained a fund account since the date the funds shares were classified as Class Z. Other differences between the classes

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,326,815,749	—	1,326,815,749

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $8,805,474 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2009. If not applied, $5,001,471 of the carryover expires in fiscal 2011, $187,278 expires in fiscal 2014 and $3,616,725 expires in fiscal 2016. Based on certain provisions in the Code, some of these losses acquired from fund mergers are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2009 was as follows: tax exempt income $58,188,156 and ordinary income $26,947.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009,the $145 million unsecured credit facility with Citibank,N.A.,was increased to $215 million and effective December 10, 2009, was further increased to $225 million.The fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2009 was approximately $2,400 with a related weighted average annualized interest rate of 1.49%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2009, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2009, the Distributor retained $11,421 from commissions earned on sales of the fund’s Class A shares and $21,588 and $131 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2009, Class B and Class C shares were charged $3,121 and $28,717, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2009, Class A, Class B and Class C shares were charged $147,110, $1,560 and $9,573, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2009, Class Z shares were charged $184,310 pursuant to the Shareholder Services Plan.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $148,991 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $16,948 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2009, the fund was charged $50,063 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $657,016, Rule 12b-1 distribution plan fees $5,564, shareholder services plan fees $17,881, custodian fees $23,225, chief compliance officer fees $4,454 and transfer agency per account fees $56,814.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2009, amounted to $182,769,323 and $184,204,770, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009. These disclosures did not impact the notes to the financial statements.

At November 30, 2009 accumulated net unrealized appreciation on investments was $26,862,281, consisting of $53,825,931 gross unrealized appreciation and $26,963,650 gross unrealized depreciation.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the increase in the Citibank, N.A. Facility to $225 million as noted in Note 2.

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 9-10, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended September 30, 2009, as well as comparisons of total return performance for various periods ended September 30, 2009 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total return to the fund’s Lipper category average return for each of the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2009. The Board reviewed the range of management fees and expense ratios (for the Fund’s Class A shares) of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee was higher than the Expense Group median and Expense Universe medians.The Board also noted that the fund’s total expense ratio was higher than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, because the fund’s Class A shares have only four years of performance history (through September 30, 2009), the Board also reviewed performance results for

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund’s Class Z shares, which is the fund’s oldest share class. The Board noted that Class Z shares of the fund achieved first or second quartile (the first quartile being the highest performance ranking group) total return rankings in the Performance Group and Performance Universe for each reported time period up to 10 years. The Board noted that Class A shares performance was somewhat lower than the Class Z performance, and that Class A shares achieved second or third quartile total return rankings in the Performance Group and Performance Universe for each reported time period up to 10 years. The Board further noted that total return for the fund’s Class Z shares was higher than the fund’s Lipper category average return for 9 of the past 10 calendar years.

On a yield performance basis, the Board noted that the fund’s 1-year yield performance for Class Z shares for the past 10 annual periods was lower than the Performance Group median for 9 of the 10 reported annual periods, and variously higher and lower than the Performance Universe median, for each reported annual period. They also noted that the 1-year yield performance for Class A shares for the past four annual periods was lower than the Performance Group and Performance Universe medians.The Board noted the portfolio manager’s experience in managing municipal bond funds and the manager’s historically successful, conservative investment approach to investing in California municipal obligations that has generated strong total return performance for investors.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund and, as to mutual funds only, reported in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previ-

ously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

The Fund 47

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance, noting the portfolio manager’s conservative approach and successful track record in generating competitive total returns under California’s dif- ficult economic conditions.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
- Dreyfus California AMT-Free Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 19, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6